Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
TCW Global Flexible Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.39%
Estimated acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.20%	[1]
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	3.77%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(34.83%)
Annual Return 2009	rr_AnnualReturn2009	23.89%
Annual Return 2010	rr_AnnualReturn2010	7.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.38%)
1 Year	rr_AverageAnnualReturnYear01	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Global Flexible Allocation Fund | Class I | - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Global Flexible Allocation Fund | Class I | - After taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Global Flexible Allocation Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	25.31%
Estimated acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	26.37%	[1]
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	24.94%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
1 Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Global Flexible Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Global Flexible Allocation Fund (Previously named TCW Aggressive Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation. The Corporation's Board of Directors may change this investment objective without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.43%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund's emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to do this by investing in a combination of other funds — the "Underlying Funds" — through the implementation of a strategic asset allocation strategy. These funds include the TCW Funds and Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Total Return Bond Funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and the Fund's Advisor are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor's four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests, in turn, invest principally in equity securities of both U.S. and non-U.S. companies of any capitalization that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 50% and 100% of its net assets in equity Underlying Funds and international equity ETFs.

The fixed income Underlying Funds in which the Fund invests, in turn, invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as "junk bonds". The Fund invests between 10% and 50% of its net assets in fixed income Underlying Funds.

The Fund is a "fund of funds." The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The Fund may also invest in ETFs and ETNs. ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund's allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	underlying fund risk: the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

•	allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company's financial condition and in overall market economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year and the table shows how the Fund's average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows performance of the Fund's Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's investment results can be obtained by visiting tcwfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year and the table shows how the Fund's average annual returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	tcwfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	14.97%	(quarter ended 6/30/2009)
Lowest	-17.38%	(quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

TCW Global Flexible Allocation Fund | 75% MSCI World Index/25% Citigroup World Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[3]

[1]	In addition to the "Other expenses" which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expenses from investing in the underlying fund are based on its average invested balance in each underlying fund is as shown in the table. Certain of the underlying funds' expenses reflect fee reductions and waivers.
[2]	The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.
[3]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets of 23 countries in North America, Europe and the Asia Pacific Region. The Citigroup World Government Bond Index is a market-capitalization-weighted index that tracks the performance of 22 investment grade government bond markets.